Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Net income	$ 1,931	$ 11,666	$ 21,224	$ 34,127
Other comprehensive income, net of tax
Foreign currency translation adjustments			33	35
Total Comprehensive Income, net of tax	1,931	11,666	21,257	34,162
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ 1,931	$ 11,666	$ 21,257	$ 34,162